RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Feb. 28, 2021
RELATED PARTY TRANSACTIONS
Amounts due from related parties-current	$ 919	$ 2,964
Amounts due from related parties-non-current	77
Amounts due to related parties-current	$ 205	$ 3,488